Taxation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Mar. 16, 2012	Jul. 31, 2015	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2010	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Income Tax Contingency [Line Items]
Income tax expense						¥ 285,542	$ 44,080	¥ 192,781		¥ 112,294
Effect of preferential tax rate						¥ 56,389	$ 8,705	¥ 89,394		¥ 49,551
Effect of preferential tax rate, basic earning per ADS | (per share)						¥ 0.50	$ 0.08	¥ 0.84		¥ 0.50
Undistributed earnings from PRC Subsidiaries						¥ 2,330,698		¥ 1,265,273				$ 359,798
Unrecognized tax benefits						¥ 32,596		¥ 24,058				5,032
Unrecognized tax benefits net basis against the deferred tax assets related to tax loss carryforwards
Unrecognized tax benefits that would impact effective tax rate						¥ 19,951		¥ 15,222				3,080
Interest expense relating to unrecognized tax benefits						¥ 3,809	$ 588	¥ 3,984		¥ 2,115
Penalties related to unrecognized tax benefits
Interest expense relating to tax expense						¥ 10,593		¥ 6,784				1,635
Penalties relating to tax expense						¥ 0		¥ 0
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws						2010	2010
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax year that remains open to examination under enacted tax laws						2015	2015
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						0.00%	0.00%
British Virgin Islands [Member] | Cheerbright International Holdings, Limited [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						0.00%	0.00%
China [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						25.00%	25.00%
Non-PRC resident withholding tax on dividends paid, percentage						10.00%	10.00%
Net tax operating losses						¥ 85,244						$ 13,159
Net tax operating losses expiration year						2017	2017
China [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate			15.00%
Preferential income tax rate period			3 years
China [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate					15.00%
Preferential income tax rate period					3 years
China [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential statutory tax rate		15.00%
Preferential income tax rate period		3 years
China [Member] | VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China [Member] | Earliest Tax Year [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2013
China [Member] | Earliest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year					2010
China [Member] | Earliest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year		2015
China [Member] | Latest Tax Year [Member] | Autohome WFOE [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year			2015
China [Member] | Latest Tax Year [Member] | Autohome WFOE [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year					2012
China [Member] | Latest Tax Year [Member] | Beijing Autohome Technologies Co., Ltd. [Member] | High-New Technology Enterprise [Member]
Income Tax Contingency [Line Items]
Preferential tax rate qualifying year		2017
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate	16.50%
Hong Kong [Member] | Subsidiaries [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate				16.50%
Income tax expense | $							$ 0		$ 0		$ 0